CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non-controlling Interest in Equity of Consolidated Subsidiaries	Excluding Life Funds Withheld Assets	Excluding Life Funds Withheld Assets Accumulated Other Comprehensive Income (Loss)	Life Funds Withheld Assets	Life Funds Withheld Assets Accumulated Other Comprehensive Income (Loss)
Non-controlling interests - contributions						$ 7,747
Balance, beginning of year at Dec. 31, 2012		$ 2,987	$ 8,584,752	$ 1,520,020	$ 402,319	1,346,325
Issuance of ordinary shares		13	29
Buybacks of ordinary shares		(226)	(639,292)		(36,098)
Exercise of stock options		9
Exercise of stock options, net of tax			12,614
Share based compensation expense			35,997		0
Change in net unrealized gains (losses) on investments, net of tax							$ (750,755)	$ (750,755)	$ 0	$ 0
Unrealized gains on held to maturity investment portfolio at time of transfer to available for sale, net of tax	$ 0			0
Cumulative adjustments recorded to value of future policy benefit reserves, amount	(44,660)			(44,660)
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	26,637			26,637
Change in OTTI losses recognized in other comprehensive income, net of tax	32,181			32,181
Change in underfunded pension liability, net of tax	7,653			7,653
Change in value of cash flow hedge	439			439
Foreign currency translation adjustments, net of tax	(54,858)			(54,858)
Net income (loss) attributable to ordinary shareholders	1,059,916				1,059,916
Dividends on ordinary shares					(162,044)
Non-controlling interests - contributions						0
Non-controlling interests - distributions						(37)
Non-controlling interests						(500)
Non-controlling interest share in change in accumulated other comprehensive income (loss)						(29)
Non-controlling interests - deconsolidation						(1,841)
Balance, end of year at Dec. 31, 2013	11,349,298	2,783	7,994,100	736,657	1,264,093	1,351,665
Non-controlling interests - contributions						48,261
Issuance of ordinary shares		12	27
Buybacks of ordinary shares		(247)	(708,993)		(92,713)
Exercise of stock options		4
Exercise of stock options, net of tax			6,363
Share based compensation expense			67,605		0
Change in net unrealized gains (losses) on investments, net of tax							434,051	434,051	274,083	274,083
Unrealized gains on held to maturity investment portfolio at time of transfer to available for sale, net of tax	424,861			424,861
Cumulative adjustments recorded to value of future policy benefit reserves, amount	(400,456)			(400,456)
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	35,143			35,143
Change in OTTI losses recognized in other comprehensive income, net of tax	13,143			13,143
Change in underfunded pension liability, net of tax	(7,550)			(7,550)
Change in value of cash flow hedge	255			255
Foreign currency translation adjustments, net of tax	(25,729)			(25,729)
Net income (loss) attributable to ordinary shareholders	188,340				188,340
Dividends on ordinary shares					(172,081)
Non-controlling interests - contributions						0
Non-controlling interests - distributions						(1,666)
Non-controlling interests						3,755
Non-controlling interest share in change in accumulated other comprehensive income (loss)						0
Non-controlling interests - deconsolidation						0
Balance, end of year at Dec. 31, 2014	11,435,766	2,552	7,359,102	1,484,458	1,187,639	1,402,015
Non-controlling interests - contributions						2,569
Issuance of ordinary shares		15	6
Buybacks of ordinary shares		(1)	(1,573)		(393)
Exercise of stock options		1
Exercise of stock options, net of tax			1,771
Share based compensation expense			1,832		(6,746)
Change in net unrealized gains (losses) on investments, net of tax							60,345	60,345	37,115	37,115
Cumulative adjustments recorded to value of future policy benefit reserves, amount	60,356			60,356
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	15,865			15,865
Change in underfunded pension liability, net of tax	975			975
Change in value of cash flow hedge	95			95
Foreign currency translation adjustments, net of tax	36,103			36,103
Net income (loss) attributable to ordinary shareholders	36,281				36,281
Dividends on ordinary shares					(41,599)
Non-controlling interests - distributions						(4,175)
Non-controlling interests						1,957
Non-controlling interest share in change in accumulated other comprehensive income (loss)						0
Balance, end of year at Mar. 31, 2015	11,646,423	2,567	7,361,138	1,705,170	1,175,182	1,402,366
Non-controlling interests - contributions						23,610
Balance, beginning of year at Dec. 31, 2014	11,435,766	2,552	7,359,102	1,484,458	1,187,639	1,402,015
Issuance of ordinary shares		515	1,851,046
Buybacks of ordinary shares		(125)	(370,395)		(98,451)
Exercise of stock options		5
Exercise of stock options, net of tax			9,972
Share based compensation expense			60,442		(7,177)
Change in net unrealized gains (losses) on investments, net of tax							(530,030)	(530,030)	(421,604)	(421,604)
Unrealized gains on held to maturity investment portfolio at time of transfer to available for sale, net of tax	0			0
Cumulative adjustments recorded to value of future policy benefit reserves, amount	170,688			170,688
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	(6,074)			(6,074)
Change in OTTI losses recognized in other comprehensive income, net of tax	18,545			18,545
Change in underfunded pension liability, net of tax	(3,852)			(3,852)
Change in value of cash flow hedge	(200)			(200)
Foreign currency translation adjustments, net of tax	(25,315)			(25,315)
Net income (loss) attributable to ordinary shareholders	1,207,152				1,207,152
Dividends on ordinary shares					(211,814)
Non-controlling interests - contributions						562,285
Non-controlling interests - distributions						(19,001)
Non-controlling interests						7,466
Non-controlling interest share in change in accumulated other comprehensive income (loss)						1,009
Non-controlling interests - deconsolidation						0
Balance, end of year at Dec. 31, 2015	13,654,463	2,947	8,910,167	686,616	2,077,349	1,977,384
Non-controlling interests - contributions						882
Issuance of ordinary shares		15	7
Buybacks of ordinary shares		(99)	(301,354)		(54,447)
Exercise of stock options		0
Exercise of stock options, net of tax			490
Share based compensation expense			(584)		(3,475)
Change in net unrealized gains (losses) on investments, net of tax							$ 363,883	$ 363,883	$ 51,990	$ 51,990
Cumulative adjustments recorded to value of future policy benefit reserves, amount	17,035			17,035
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	(9,707)			(9,707)
Change in underfunded pension liability, net of tax	(1,049)			(1,049)
Change in value of cash flow hedge	(39)			(39)
Foreign currency translation adjustments, net of tax	(16,439)			(16,439)
Net income (loss) attributable to ordinary shareholders	21,885				21,885
Dividends on ordinary shares					(58,714)
Non-controlling interests - distributions						(3,030)
Non-controlling interests						3,679
Non-controlling interest share in change in accumulated other comprehensive income (loss)						59
Balance, end of year at Mar. 31, 2016	$ 13,667,718	$ 2,863	$ 8,608,726	$ 1,094,557	$ 1,982,598	$ 1,978,974